CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,177,515	$ 547,639	$ 401,320
Cost of services	808,979	359,811	261,989
Gross profit	368,536	187,828	139,331
Selling, general and administrative expenses	265,568	145,399	120,995
Amortization of intangible assets	18,016	2,346	2,115
Operating income	84,952	40,083	16,221
Interest expense, net	(17,168)	(2,936)	(8,168)
Income before income taxes	67,784	37,147	8,053
Provision for income taxes	29,373	15,397	3,969
Income from continuing operations	38,411	21,750	4,084
Income (loss) from discontinued operations, net of income taxes	4,242	2,547	(13,981)
Net income (loss)	42,653	24,297	(9,897)
Basic earnings per common share:
Income from continuing operations	$ 0.82	$ 0.59	$ 0.11
Income from discontinued operations	$ 0.09	$ 0.07	$ (0.38)
Net income	$ 0.91	$ 0.66	$ (0.27)
Diluted earnings per common share:
Income from continuing operations	$ 0.80	$ 0.58	$ 0.11
Income from discontinued operations	$ 0.09	$ 0.06	$ (0.38)
Net income	$ 0.89	$ 0.64	$ (0.27)
Number of shares and share equivalents used to calculate earnings (loss) per share:
Basic (in shares)	46,739	36,876	36,429
Diluted (in shares)	47,826	37,758	37,050
Reconciliation of net income (loss) to comprehensive income (loss):
Net income (loss)	42,653	24,297	(9,897)
Changes in fair value of derivative, net of income tax of $21 and $227, respectively	(21)	(380)	0
Foreign currency translation adjustment	854	(1,662)	(1,122)
Comprehensive income (loss)	$ 43,486	$ 22,255	$ (11,019)